Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 235,446	$ 192,683
Accounts receivable	12,952	5,883
Other	6,050	3,265
Total current assets	254,448	201,831
Non-current assets
Mineral stream interests	5,563,515	5,488,391
Early deposit mineral stream interests	33,991	33,241
Mineral royalty interest	6,606	3,047
Long-term equity investments	86,379	199,878
Convertible notes receivable	15,979	11,353
Property, plant and equipment	5,984	6,289
Other	14,564	13,242
Total non-current assets	5,727,018	5,755,441
Total assets	5,981,466	5,957,272
Current liabilities
Accounts payable and accrued liabilities	12,781	13,023
Current portion of performance share units	13,113	17,297
Current portion of lease liabilities	805	773
Other	103	76
Total current liabilities	26,802	31,169
Non-current liabilities
Bank debt	0	195,000
Lease liabilities	2,508	2,864
Deferred income taxes	252	214
Performance share units	6,507	11,784
Pension liability	2,133	1,670
Total non-current liabilities	11,400	211,532
Total liabilities	38,202	242,701
Shareholders' equity
Issued capital	3,674,783	3,646,291
Reserves	67,325	126,882
Retained earnings	2,201,156	1,941,398
Total shareholders' equity	5,943,264	5,714,571
Total liabilities and shareholders' equity	$ 5,981,466	$ 5,957,272